Annual Fund Operating Expenses - John Hancock Income Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.30%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.82%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.52%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.52%
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.67%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.47%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.42%

[1]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on September 30, 2027, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.